Long-term loans - Additional information (Details)	Mar. 31, 2022 USD ($)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 CNY (¥)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term loans	$ 14,809,302			$ 0
Fujian Xinqiao Ocean Fishery Group Co
Debt Instrument [Line Items]
Long-term loans		$ 14,809,302	¥ 94,012,410
Debt term		5 years	5 years
Interest rate		6.00%	6.00%